Financial Assets and Financial Liabilities - Schedule of Changes in Liabilities Arising From Financing Activities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	¥ 2,656,625		¥ 2,447,023
Cash flows	(72,246)		155,789
Addition	55,348		50,456
Accretion of interest	4,668		4,697
Termination	(1,353)		(1,382)
Translation reserve	(7)		42
Ending balance	2,643,035	$ 368,429	2,656,625
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,850,294		2,141,432
Cash flows	(178,494)		(291,138)
Other	200,000
Ending balance	1,871,800	260,922	1,850,294
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	690,000		200,000
Cash flows	148,000		490,000
Other	(200,000)
Ending balance	638,000	88,935	690,000
Lease Liabilities Current [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	33,272		31,433
Cash flows	(41,752)		(43,073)
Accretion of interest	1,714		1,969
Termination	(1,353)		(1,382)
Translation reserve	3
Other	41,089		44,325
Ending balance	32,973	4,596	33,272
Lease Liabilities Noncurrent [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	16,009		28,208
Addition	55,348		32,084
Translation reserve	(10)		42
Other	(41,089)		(44,325)
Ending balance	30,258	4,218	16,009
Other Financial Liability [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	67,050		45,950
Addition			18,372
Accretion of interest	2,954		2,728
Ending balance	¥ 70,004	$ 9,758	¥ 67,050